Intangible assets and goodwill - Sensitivity analyses (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Discount rate
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Discount rate | Decrease by 1%
Intangible assets and goodwill
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Discount rate | Increase by 1%
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	1.00%
EBITDA margin
Intangible assets and goodwill
Percentage of reasonably possible decrease in unobservable input, assets	2.00%
EBITDA margin | EBTIDA Margin Decrease by 2%
Intangible assets and goodwill
Percentage of reasonably possible decrease in unobservable input, assets	2.00%
Terminal value growth
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	0.00%
Terminal value growth | Decrease by 1%
Intangible assets and goodwill
Percentage of reasonably possible decrease in unobservable input, assets	0.00%
CGU United States | Discount rate | Increase by 1%
Intangible assets and goodwill
Recoverable amount less carrying value	$ (5,147)
CGU United States | EBITDA margin | EBTIDA Margin Decrease by 2%
Intangible assets and goodwill
Recoverable amount less carrying value	(14,041)
CGU United States | Terminal value growth | Decrease by 1%
Intangible assets and goodwill
Recoverable amount less carrying value	(4,511)
CGU United States | Discount rate and EBITDA margin, measurement input | Decrease pre-tax discount rate by 1% and decrease sustainable EBITDA margin by 2%
Intangible assets and goodwill
Recoverable amount less carrying value	$ (9,765)